Shareholder Fees - FidelitySAITax-FreeBondFund-PRO	Mar. 30, 2024 USD ($)
FidelitySAITax-FreeBondFund-PRO | Fidelity SAI Tax-Free Bond Fund
Shareholder Fees:
(fees paid directly from your investment)	none